Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 34,757	$ 2,479	$ 1,435
Prepaid expenses		222,167
Marketable securities	380,000	31,000	44,044
Total Current Assets	414,757	255,646	45,479
PROPERTY & EQUIPMENT (NET)	2,411	2,946
OTHER ASSETS
License	5,000
Fine art	67,845
Total Other Assets	72,845
TOTAL ASSETS	490,013	258,592	45,479
CURRENT LIABILITIES
Accounts payable and accrued expenses	652,184	610,715	722,372
Accounts payable and accrued expenses-related parties	365,551	8,953	8,955
Accrued interest payable	363,341	357,708	310,307
Accrued interest payable-officers and directors			298,796
Notes payable in default	871,082	871,082	871,082
Due to related parties	105,440	109,513
Convertible debenture		74,800
Stock deposits	340,000
Total Current Liabilities	2,697,598	2,032,771	2,211,512
LONG-TERM LIABILITIES
Notes payable related party			3,540,405
Total Long-Term Liabilities			3,540,405
Total Liabilities	2,697,598	2,032,771	5,751,917
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	1	1	1
Common stock, value	245,315	230,498	205,278
Additional paid-in-capital	227,417,938	168,398,511	161,712,986
Accumulated (Deficit)	(229,870,839)	(170,403,189)	(167,624,703)
Total Stockholders’ Equity (Deficit)	(2,207,585)	(1,774,179)	(5,706,438)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 490,013	$ 258,592	$ 45,479